Filed pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668

American Customer Satisfaction Core Alpha ETF (ACSI)
(the “Fund”)
May 17, 2018
Supplement to the
Summary Prospectus dated January 31, 2018
and
Prospectus and Statement of Additional Information,
each dated January 31, 2018, as previously supplemented

Effective immediately, the Fund’s name has been changed to “American Customer Satisfaction ETF.” All references in the Summary Prospectus, Prospectus, and Statement of Additional Information to the old name are replaced with the new name.

Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.